SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is April 12, 2019.

MFS® International DiversificationSM Fund

Effective immediately, the second paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information" is replaced in its entirety as follows:
As of September 1, 2018, the fund’s target allocation among underlying funds was:

MFS Emerging Markets Equity Fund	10%
MFS International Growth Fund	25%
MFS International New Discovery Fund	10%
MFS International Value Fund*	25%
MFS Research International Fund	30%
* Effective June 1, 2019, the name of the MFS International Value Fund will change to MFS International Intrinsic Value Fund.

On April 9, 2019, the Board of Trustees of the fund approved modifications to the underlying fund target weightings of the fund. The transition to the revised underlying fund allocations will commence on or about June 3, 2019, and will be completed by July 1, 2019, although these dates could change based on market conditions and other factors.
As of July 1, 2019, the fund’s target allocation among underlying funds is expected to be:

MFS Emerging Markets Equity Fund	15.0%
MFS International Growth Fund	22.5%
MFS International New Discovery Fund	10.0%
MFS International Intrinsic Value Fund*	22.5%
MFS Research International Fund	30.0%
* Effective June 1, 2019, the name of the MFS International Value Fund changed to MFS International Intrinsic Value Fund.

Effective immediately, the second and third paragraphs in the sub-section entitled "Principal Investment Strategies" under the main heading "Investment Objective, Strategies, and Risks" are restated in their entirety as follows:
As of September 1, 2018, the fund’s target allocation among underlying funds was:

MFS Emerging Markets Equity Fund	10%
MFS International Growth Fund	25%
MFS International New Discovery Fund	10%
MFS International Value Fund*	25%
MFS Research International Fund	30%
* Effective June 1, 2019, the name of the MFS International Value Fund will change to MFS International Intrinsic Value Fund.

On April 9, 2019, the Board of Trustees of the fund approved modifications to the underlying fund target weightings of the fund. The transition to the revised underlying fund allocations will commence on or about June 3, 2019 and will be completed by July 1, 2019, although these dates could change based on market conditions and other factors.
As of July 1, 2019, the fund’s target allocation among underlying funds is expected to be:

MFS Emerging Markets Equity Fund	15.0%
MFS International Growth Fund	22.5%
MFS International New Discovery Fund	10.0%
MFS International Intrinsic Value Fund*	22.5%
MFS Research International Fund	30.0%
* Effective June 1, 2019, the name of the MFS International Value Fund changed to MFS International Intrinsic Value Fund.

The fund’s exposure to certain security types or risks may be higher than the target weighting of any given underlying fund shown above. For example, the fund’s overall exposure to emerging market equity securities may be higher than the fund’s target weighting in the MFS Emerging Markets Equity Fund, to the extent that the remaining underlying funds invest in emerging market equity securities.

Effective immediately, the following footnote is added to the end of the sub-section entitled "MFS International Value Fund" and appended to the sub-section heading under the main heading "Appendix B – Description of Underlying Funds":
* Effective June 1, 2019, the name of the MFS International Value Fund will change to MFS International Intrinsic Value Fund.

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